Long-term debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2013	2012	2011
Machinery and Power Systems:
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	$—	$—	$750
Notes—1.375% due 2014	—	750	750
Notes—5.700% due 2016	506	508	510
Notes—3.900% due 2021	1,246	1,245	1,245
Notes—5.200% due 2041	757	757	1,247
Debentures—7.000% due 2013	—	—	350
Debentures—0.950% due 2015	500	500	—
Debentures—1.500% due 2017	500	499	—
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	498	—
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	193	193	299
Debentures—7.300% due 2031	241	241	349
Debentures—5.300% due 2035 [1]	209	208	206
Debentures—6.050% due 2036	459	459	748
Debentures—8.250% due 2038	65	65	248
Debentures—6.950% due 2042	160	160	250
Debentures—3.803% due 2042 [2]	1,168	1,149	—
Debentures—7.375% due 2097	244	244	297
Capital lease obligations	97	73	46
Other	55	16	19
Total Machinery and Power Systems	7,999	8,666	8,415
Financial Products:
Medium-term notes	17,856	18,036	15,701
Other	864	1,050	828
Total Financial Products	18,720	19,086	16,529
Total long-term debt due after one year	$26,719	$27,752	$24,944

[1]	Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.69%.

[2]	Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.33%.

All outstanding notes and debentures are unsecured and rank equally with one another.

On June 26, 2012 we issued $500 million of 0.950% Senior Notes due 2015, $500 million of 1.500% Senior Notes due 2017, and $500 million of 2.600% Senior Notes due 2022.

On August 15, 2012 and August 27, 2012, we exchanged $1.72 billion of newly issued 3.803% Debentures due 2042 and $179 million of cash for $1.33 billion of several series of our outstanding debentures of varying interest rates and maturity dates. This exchange met the requirements to be accounted for as a debt modification.

On May 24, 2011, we issued $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013. The interest rates for the Floating Rate Senior Notes will be reset quarterly. We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.900% Senior Notes due in 2021, and $1.25 billion of 5.200% Senior Notes due in 2041.

We may redeem the 1.375%, 5.700%, 3.900% and 5.200% notes and the 6.625%, 7.300%, 5.300%, 6.050%, 6.950% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest of the notes or debentures to be redeemed. We may redeem some or all of the 0.950% debentures and the 1.500% debentures at our option at any time, and some or all of the 2.600% debentures at any time prior to March 26, 2022 (three months prior to the maturity date of the 2022 debentures), in each case at a redemption price equal to the greater of 100% of the principal amount of the notes being redeemed or at the discounted present value of the notes, calculated in accordance with the terms of the relevant notes. We may redeem some or all of the 3.803% debentures at any time at a redemption price equal to the greater of 100% of the principal amount of the debentures being redeemed or at a make-whole price calculated in accordance with the terms of the debentures. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Cat Financial's medium term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 2.8% with remaining maturities up to 12 years at December 31, 2013.

The aggregate amounts of maturities of long-term debt during each of the years 2014 through 2018, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2014	2015	2016	2017	2018
Machinery and Power Systems	$760	$514	$538	$507	$906
Financial Products	6,592	6,446	4,796	2,747	2,350
	$7,352	$6,960	$5,334	$3,254	$3,256

Interest paid on short-term and long-term borrowings for 2013, 2012 and 2011 was $1,141 million, $1,404 million and $1,208 million, respectively.

Please refer to Note 18 and Table III for fair value information on long-term debt.